UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: June 1, 2013 – August 31, 2013

Item 1. Schedule of Investments.

Stone Harbor Emerging Markets Debt Fund	Statements of Investments

August 31, 2013 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 64.67%
Argentina - 0.03%
Republic of Argentina:
	USD	0.000%	03/31/2023	184,000	$133,400	(1)
	USD	6.000%	03/31/2023	480,000	367,200	(1)

					500,600

Brazil - 9.17%
Brazil Letras do Tesouro Nacional	BRL	0.000%	01/01/2017	11,130,000	3,202,945	(2)
Brazil Loan Trust 1	USD	5.477%	07/24/2023	19,576,715	19,919,308	(3)
Nota Do Tesouro Nacional	BRL	10.000%	01/01/2023	166,064,000	61,912,787
Republic of Brazil:
	USD	2.625%	01/05/2023	13,475,000	11,514,388
	USD	8.750%	02/04/2025	1,680,000	2,251,200
	USD	10.125%	05/15/2027	3,402,000	5,068,980
	USD	8.250%	01/20/2034	16,529,000	20,867,862
	USD	7.125%	01/20/2037	29,079,000	33,077,362

					157,814,832

Colombia - 3.46%
Bogota Distrio Capital	COP	9.750%	07/26/2028	7,800,000,000	5,308,780	(4)
Republic of Colombia:
	COP	12.000%	10/22/2015	4,798,000,000	2,815,898
	USD	7.375%	01/27/2017	1,838,000	2,144,486
	USD	7.375%	03/18/2019	2,808,000	3,387,150
	USD	11.750%	02/25/2020	3,851,000	5,545,440
	USD	2.625%	03/15/2023	3,539,000	3,083,354
	USD	8.125%	05/21/2024	25,000	32,250
	COP	9.850%	06/28/2027	2,240,000,000	1,487,129
	USD	10.375%	01/28/2033	2,006,000	2,988,940
	USD	7.375%	09/18/2037	26,572,000	32,284,980
	USD	6.125%	01/18/2041	387,000	408,285

					59,486,692

Croatia - 0.24%
Croatian Government:
	USD	6.625%	07/14/2020	2,881,000	3,003,442	(4)
	USD	6.375%	03/24/2021	388,000	395,760	(4)
	USD	6.375%	03/24/2021	658,000	671,160	(3)

					4,070,362

Dominican Republic - 1.36%
Dominican Republic International Bond:
	USD	9.040%	01/23/2018	3,001,205	3,286,320	(4)
	USD	7.500%	05/06/2021	18,665,000	20,064,875	(4)

					23,351,195

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

El Salvador - 0.27%
Republic of El Salvador:
	USD	7.375%	12/01/2019	220,000	$242,000	(3)
	USD	7.375%	12/01/2019	2,068,000	2,274,800	(4)
	USD	7.750%	01/24/2023	1,014,000	1,115,400	(4)
	USD	8.250%	04/10/2032	1,000,000	1,010,000	(4)

					4,642,200

Gabon - 0.00%(5)
Republic of Gabon	USD	8.200%	12/12/2017	50,000	56,250	(3)

Ghana - 0.16%
Republic of Ghana	USD	8.500%	10/04/2017	2,544,000	2,766,600	(4)

Hungary - 0.99%
Republic of Hungary:
	GBP	5.000%	03/30/2016	668,000	1,050,711
	USD	6.250%	01/29/2020	2,444,000	2,529,540
	USD	6.375%	03/29/2021	13,042,000	13,482,168

					17,062,419

Indonesia - 6.38%
Republic of Indonesia:
	USD	6.875%	01/17/2018	6,424,000	7,002,160	(4)
	USD	11.625%	03/04/2019	2,170,000	2,799,300	(3)
	USD	11.625%	03/04/2019	18,110,000	23,361,900	(4)
	USD	5.875%	03/13/2020	2,977,000	2,999,328	(4)
	USD	4.875%	05/05/2021	10,421,000	9,717,582	(4)
	USD	3.750%	04/25/2022	3,093,000	2,629,050	(4)
	USD	3.375%	04/15/2023	18,458,000	14,950,980	(3)
	USD	8.500%	10/12/2035	22,004,000	25,249,590	(4)
	USD	6.625%	02/17/2037	2,597,000	2,460,657	(3)
	USD	6.625%	02/17/2037	6,286,000	5,955,985	(4)
	USD	7.750%	01/17/2038	11,668,000	12,543,100	(4)

					109,669,632

Iraq - 0.65%
Republic of Iraq	USD	5.800%	01/15/2028	13,894,000	11,184,670	(4)

Ivory Coast - 0.30%
Republic of Ivory Coast	USD	5.750%	12/31/2032	6,102,000	5,217,210	(4)(6)

Mexico - 5.82%
Mexican Bonos:
	MXN	8.000%	12/07/2023	199,402,000	16,749,802
	MXN	10.000%	12/05/2024	164,839,000	15,957,681
United Mexican States:
	USD	5.125%	01/15/2020	15,220,000	16,742,000
	USD	8.300%	08/15/2031	479,000	655,033
	USD	6.750%	09/27/2034	9,940,000	11,530,400
	USD	6.050%	01/11/2040	14,250,000	15,105,000
	USD	5.750%	10/12/2110	26,018,000	23,416,200

					100,156,116

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Morocco - 0.28%
Moroccan Government	USD	4.250%	12/11/2022	5,560,000	$4,816,350	(3)

Nigeria - 0.22%
Republic of Nigeria	USD	6.375%	07/12/2023	3,746,000	3,802,190	(3)

Panama - 2.95%
Republic of Panama:
	USD	5.200%	01/30/2020	3,092,000	3,362,550
	USD	9.375%	01/16/2023	450,000	607,500
	USD	7.125%	01/29/2026	967,000	1,160,400
	USD	8.875%	09/30/2027	6,661,000	9,058,960
	USD	9.375%	04/01/2029	19,652,000	27,709,320
	USD	8.125%	04/28/2034	2,059,000	2,635,520
	USD	6.700%	01/26/2036	2,718,000	3,044,160
	USD	4.300%	04/29/2053	4,141,000	3,105,750

					50,684,160

Peru - 1.65%
Republic of Peru:
	USD	8.750%	11/21/2033	10,379,000	14,452,757
	USD	6.550%	03/14/2037	1,970,000	2,235,950
	USD	5.625%	11/18/2050	11,897,000	11,718,545

					28,407,252

Philippines - 1.72%
Republic of Philippines:
	USD	9.500%	02/02/2030	8,226,000	11,855,723
	USD	7.750%	01/14/2031	13,764,000	17,291,025
	USD	6.375%	01/15/2032	366,000	408,776

					29,555,524

Poland - 1.52%
Republic of Poland:
	USD	6.375%	07/15/2019	12,669,000	14,605,203
	USD	5.125%	04/21/2021	10,758,000	11,458,238

					26,063,441

Russia - 4.94%
Russian Federation:
	USD	12.750%	06/24/2028	8,739,000	14,878,147	(4)
	USD	7.500%	03/31/2030	60,652,356	70,053,472	(4)(6)

					84,931,619

Slovakia - 0.51%
Republic of Slovakia	USD	4.375%	05/21/2022	8,831,000	8,842,039	(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

South Africa - 4.35%
Republic of South Africa:
	ZAR	13.500%	09/15/2015	72,930,000	$8,023,696
	ZAR	8.000%	12/21/2018	335,540,000	33,273,570
	USD	6.875%	05/27/2019	8,113,000	9,106,842
	USD	5.500%	03/09/2020	7,679,000	8,034,154
	USD	5.875%	05/30/2022	5,256,000	5,512,230
	USD	4.665%	01/17/2024	11,503,000	10,798,441

					74,748,933

Turkey - 9.11%
Republic of Turkey:
	TRY	6.500%	01/07/2015	25,815,000	12,235,727
	USD	7.000%	09/26/2016	2,884,000	3,165,190
	USD	7.500%	07/14/2017	7,869,000	8,823,116
	TRY	6.300%	02/14/2018	18,180,000	7,827,783
	USD	6.750%	04/03/2018	8,441,000	9,242,895
	TRY	8.300%	06/20/2018	17,510,000	8,223,627
	USD	7.000%	03/11/2019	3,305,000	3,652,025
	USD	7.500%	11/07/2019	19,865,000	22,472,281
	USD	7.000%	06/05/2020	4,272,000	4,715,220
	USD	5.625%	03/30/2021	1,053,000	1,067,479
	USD	5.125%	03/25/2022	9,201,000	8,890,466
	USD	6.250%	09/26/2022	7,981,000	8,300,240
	TRY	7.100%	03/08/2023	9,992,000	4,058,087
	USD	3.250%	03/23/2023	29,425,000	24,238,844
	USD	7.375%	02/05/2025	2,570,000	2,804,513
	USD	8.000%	02/14/2034	7,406,000	8,452,097
	USD	6.875%	03/17/2036	12,403,000	12,480,519
	USD	7.250%	03/05/2038	1,285,000	1,346,038
	USD	6.000%	01/14/2041	5,256,000	4,743,540

					156,739,687

Ukraine - 3.25%
Financing of Infrastructure - Projects State Enterprise	USD	9.000%	12/07/2017	3,002,000	2,844,395	(3)
Ukraine Government:
	USD	6.875%	09/23/2015	208,000	201,760	(4)
	USD	6.875%	09/23/2015	1,723,000	1,671,310	(3)
	EUR	4.950%	10/13/2015	6,482,000	8,213,549	(4)
	USD	6.250%	06/17/2016	2,600,000	2,401,750	(3)
	USD	6.250%	06/17/2016	14,090,000	13,015,637	(4)
	USD	6.580%	11/21/2016	2,053,000	1,896,459	(4)
	USD	9.250%	07/24/2017	1,294,000	1,271,355	(4)
	USD	6.750%	11/14/2017	4,950,000	4,405,500	(4)
	USD	7.800%	11/28/2022	16,846,000	14,656,020	(3)
	USD	7.500%	04/17/2023	6,211,000	5,325,933	(3)

					55,903,668

Uruguay - 0.83%
Republic of Uruguay:
	USD	8.000%	11/18/2022	2,598,310	3,208,913
	USD	6.875%	09/28/2025	1,148,125	1,320,344
	USD	7.875%	01/15/2033	1,125,800	1,379,105	(7)
	USD	7.625%	03/21/2036	6,979,404	8,427,630

					14,335,992

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Venezuela - 4.51%
Republic of Venezuela:
	USD	5.750%	02/26/2016	3,475,000	$3,140,532	(4)
	USD	13.625%	08/15/2018	1,051,000	1,135,080
	USD	13.625%	08/15/2018	1,669,000	1,802,520	(4)
	USD	7.000%	12/01/2018	3,370,000	2,805,525	(4)
	USD	7.750%	10/13/2019	10,641,100	8,699,099	(4)
	USD	6.000%	12/09/2020	4,600,000	3,277,500	(4)
	USD	12.750%	08/23/2022	32,534,700	32,290,690	(4)
	USD	9.000%	05/07/2023	4,206,700	3,365,360	(4)
	USD	8.250%	10/13/2024	19,697,700	14,625,542	(4)
	USD	9.250%	09/15/2027	1,101,000	886,305
	USD	11.950%	08/05/2031	5,395,000	4,875,731	(4)
	USD	9.375%	01/13/2034	928,000	723,840

					77,627,724

TOTAL SOVEREIGN DEBT OBLIGATIONS					1,112,437,357

(Cost $1,216,302,241)

BANK LOANS - 0.09%(8)
Indonesia - 0.09%
PT Bumi Resources	USD	11.184%	08/07/2013	1,337,000	1,123,080
PT Bumi Tranche A	USD	15.000%	01/18/2014	577,486	230,995
PT Bumi Tranche B	USD	15.000%	01/18/2014	460,908	184,363

					1,538,438

TOTAL BANK LOANS					1,538,438

(Cost $2,375,393)

CORPORATE BONDS - 26.81%
Argentina - 0.02%
Capex SA	USD	10.000%	03/10/2018	511,000	365,365	(3)

Azerbaijan - 0.27%
State Oil Company	USD	5.450%	02/09/2017	4,350,000	4,562,063

Brazil - 2.27%
Andrade Gutierrez International SA	USD	4.000%	04/30/2018	1,500,000	1,390,313	(3)
Banco do Brasil SA:
	USD	3.875%	10/10/2022	1,494,000	1,258,695
	USD	6.250%	12/31/2049	910,000	711,506	(3)(9)
BR Malls International Finance Ltd.:
	USD	8.500%	01/21/2049	260,000	261,300	(4)
	USD	8.500%	01/21/2049	2,180,000	2,190,900	(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Brazil (continued)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	1,200,000	$1,062,000	(3)
Caixa Economica Federal:
	USD	2.375%	11/06/2017	5,000,000	4,675,000	(3)
	USD	3.500%	11/07/2022	588,000	471,870	(3)
Centrais Eletricas Brasileiras SA	USD	5.750%	10/27/2021	2,319,000	2,161,714	(4)
Cosan Luxembourg SA	USD	5.000%	03/14/2023	1,105,000	983,450	(3)
ESAL GmbH	USD	6.250%	02/05/2023	2,466,000	2,231,730	(3)
General Shopping Finance Ltd.	USD	10.000%	11/09/2015	1,257,000	1,087,305	(3)
Globo Comunicacao e Participacoes SA	USD	6.250%	07/20/2049	825,000	866,250	(4)(6)
Hypermarcas SA	USD	6.500%	04/20/2021	1,328,000	1,347,090	(3)
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	1,158,000	1,069,847	(3)
Minerva Luxembourg SA	USD	7.750%	01/31/2023	2,406,000	2,344,346	(3)
NET Servicos de Comunicacao SA	USD	7.500%	01/27/2020	2,302,000	2,497,670
Odebrecht Drilling Norbe VIII/IX Ltd.:
	USD	6.350%	06/30/2021	360,750	354,211	(4)
	USD	6.350%	06/30/2021	648,425	636,267	(3)
Odebrecht Finance Ltd.	USD	5.125%	06/26/2022	1,500,000	1,421,250	(3)
Odebrecht Offshore Drilling Finance Ltd.	USD	6.750%	10/01/2022	1,103,000	1,080,940	(3)
Petrobras International Finance Co.:
	USD	2.875%	02/06/2015	700,000	714,263
	USD	5.375%	01/27/2021	430,000	421,077
QGOG Atlantic/Alaskan Rigs Ltd.	USD	5.250%	07/30/2018	1,735,957	1,735,957	(3)
Samarco Mineracao SA	USD	4.125%	11/01/2022	4,097,000	3,428,677	(3)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	1,422,933	1,334,000	(3)
Tonon Bioenergia SA	USD	9.250%	01/24/2020	1,200,000	1,044,000	(3)
Votorantim Cimentos SA	USD	7.250%	04/05/2041	300,000	270,000	(3)

					39,051,628

Chile - 2.77%
Banco del Estado de Chile	USD	3.875%	02/08/2022	3,277,000	3,162,305	(3)
Cencosud SA:
	USD	5.500%	01/20/2021	2,000,000	2,010,000	(3)
	USD	4.875%	01/20/2023	1,908,000	1,769,670	(3)
CFR International SpA	USD	5.125%	12/06/2022	500,000	457,500	(3)
Codelco, Inc.:
	USD	7.500%	01/15/2019	3,216,000	3,832,925	(4)
	USD	3.875%	11/03/2021	2,798,000	2,701,805	(4)
	USD	3.000%	07/17/2022	5,823,000	5,185,527	(3)
	USD	4.500%	08/13/2023	7,856,000	7,713,256	(3)
	USD	6.150%	10/24/2036	12,412,000	13,079,766	(4)
	USD	4.250%	07/17/2042	7,321,000	5,872,504	(3)
GeoPark Latin America Ltd. Agencia en Chile	USD	7.500%	02/11/2020	1,497,000	1,508,227	(3)
Telefonica Chile SA	USD	3.875%	10/12/2022	488,000	434,320	(3)

					47,727,805

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

China - 2.39%
Bestgain Real Estate Ltd.	USD	2.625%	03/13/2018	1,100,000	$1,020,998	(4)
China Overseas Finance Cayman V Ltd.	USD	3.950%	11/15/2022	1,000,000	895,540
Country Garden Holdings Co. Ltd.:
	USD	11.125%	02/23/2018	500,000	560,687	(4)
	USD	7.500%	01/10/2023	795,000	739,350	(3)
Kaisa Group Holdings Ltd.	USD	8.875%	03/19/2018	1,928,000	1,894,260	(3)
Longfor Properties Co. Ltd.	USD	6.875%	10/18/2019	897,000	888,030
Sinochem Overseas Capital Co. Ltd.:
	USD	4.500%	11/12/2020	5,534,000	5,563,551	(4)
	USD	4.500%	11/12/2020	18,617,000	18,716,415	(3)
	USD	6.300%	11/12/2040	4,685,000	4,934,758	(4)
Sinopec Capital 2013 Ltd.	USD	3.125%	04/24/2023	4,584,000	4,110,106	(3)
Sinopec Group Overseas Development 2012 Ltd.	USD	3.900%	05/17/2022	1,071,000	1,037,355	(4)
Texhong Textile Group Ltd.:
	USD	7.625%	01/19/2016	343,000	355,862	(3)
	USD	7.625%	01/19/2016	439,000	455,463	(4)

					41,172,375

Colombia - 0.60%
Bancolombia SA	USD	5.125%	09/11/2022	2,639,000	2,342,113
Empresa de Energia de Bogota SA	USD	6.125%	11/10/2021	1,392,000	1,426,800	(3)
Grupo Aval Ltd.:
	USD	5.250%	02/01/2017	1,000,000	1,039,375	(3)
	USD	4.750%	09/26/2022	1,474,000	1,303,569	(3)
Gruposura Finance	USD	5.700%	05/18/2021	491,000	495,603	(3)
Pacific Rubiales Energy Corp.	USD	5.125%	03/28/2023	2,417,000	2,154,453	(3)
Transportadora de Gas Internacional SA ESP	USD	5.700%	03/20/2022	1,500,000	1,515,000	(3)

					10,276,913

India - 0.58%
Bharti Airtel International Netherlands BV	USD	5.125%	03/11/2023	1,692,000	1,437,142	(3)
ICICI Bank Ltd.:
	USD	5.750%	11/16/2020	508,000	491,815	(3)
	USD	5.750%	11/16/2020	877,000	849,059	(4)
Reliance Holdings USA, Inc.	USD	5.400%	02/14/2022	1,710,000	1,666,917	(3)
Vedanta Resources PLC:
	USD	6.000%	01/31/2019	4,044,000	3,687,622	(3)
	USD	8.250%	06/07/2021	902,000	854,645	(3)
	USD	7.125%	05/31/2023	1,194,000	1,035,795	(3)

					10,022,995

Indonesia - 0.44%
Berau Capital Resources Pte Ltd.	USD	12.500%	07/08/2015	200,000	210,375	(4)
Indo Energy Finance II BV	USD	6.375%	01/24/2023	1,214,000	959,060	(3)
Indosat Palapa Co. BV:
	USD	7.375%	07/29/2020	241,000	254,857	(3)
	USD	7.375%	07/29/2020	550,000	581,625	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Indonesia (continued)
Listrindo Capital BV	USD	6.950%	02/21/2019	861,000	$871,762	(3)
Pertamina Persero PT	USD	6.000%	05/03/2042	2,529,000	1,997,910	(4)
PT Adaro Indonesia	USD	7.625%	10/22/2019	1,947,000	2,039,483	(4)
TBG Global Pte Ltd.	USD	4.625%	04/03/2018	717,000	665,018	(3)

					7,580,090

Jamaica - 0.08%
Digicel Group Ltd.:
	USD	10.500%	04/15/2018	208,000	225,160	(4)
	USD	8.250%	09/30/2020	1,048,000	1,118,085	(3)

					1,343,245

Kazakhstan - 3.37%
KazMunayGas National Co. JSC:
	USD	11.750%	01/23/2015	13,511,000	15,208,319	(4)
	USD	9.125%	07/02/2018	1,449,000	1,731,555	(4)
	USD	9.125%	07/02/2018	9,516,000	11,371,620	(3)
	USD	7.000%	05/05/2020	739,000	814,748	(3)
	USD	7.000%	05/05/2020	6,662,000	7,344,855	(4)
	USD	6.375%	04/09/2021	3,945,000	4,171,838	(3)
	USD	6.375%	04/09/2021	9,538,000	10,086,435	(4)
	USD	4.400%	04/30/2023	1,469,000	1,311,082	(3)
	USD	5.750%	04/30/2043	3,065,000	2,513,300	(3)
Zhaikmunai LP	USD	7.125%	11/13/2019	3,325,000	3,437,219	(3)

					57,990,971

Macau - 0.05%
MCE Finance Ltd.	USD	5.000%	02/15/2021	921,000	856,530	(3)

Malaysia - 1.16%
IOI Investment L BHD	USD	4.375%	06/27/2022	2,286,000	2,156,795
Penerbangan Malaysia BHD	USD	5.625%	03/15/2016	1,195,000	1,313,036	(4)
Petroliam Nasional BHD	USD	7.625%	10/15/2026	2,742,000	3,414,585	(4)
Petronas Capital Ltd.	USD	7.875%	05/22/2022	10,492,000	13,135,279	(4)

					20,019,695

Mexico - 1.18%
America Movil SAB de CV:
	USD	2.375%	09/08/2016	704,000	716,362
	USD	3.125%	07/16/2022	1,221,000	1,105,402

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Mexico (continued)
BBVA Bancomer SA	USD	6.750%	09/30/2022	920,000	$936,100	(3)
Cemex Finance LLC	USD	9.375%	10/12/2022	2,423,000	2,574,437	(3)
Cemex SAB de CV	USD	9.500%	06/15/2018	2,638,000	2,872,188	(3)
Grupo Bimbo SAB de CV	USD	4.500%	01/25/2022	800,000	804,460	(3)
Grupo Televisa SAB	USD	6.000%	05/12/2018	300,000	335,925
Metalsa SAB de CV	USD	4.900%	04/24/2023	1,726,000	1,586,841	(3)
Mexico Generadora De Energia	USD	5.500%	12/06/2032	2,861,000	2,632,120	(3)
Pemex Project Funding Master Trust	EUR	5.500%	02/24/2025	2,275,000	3,423,941	(4)
Petroleos Mexicanos	USD	6.500%	06/02/2041	2,129,000	2,143,637
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	1,100,000	1,199,138

					20,330,551

Peru - 0.74%
Ajecorp BV	USD	6.500%	05/14/2022	2,173,000	2,122,749	(3)
Alicorp SAA	USD	3.875%	03/20/2023	1,076,000	960,330	(3)
Banco de Credito del Peru:
	USD	5.375%	09/16/2020	526,000	533,890	(3)
	USD	5.375%	09/16/2020	1,465,000	1,486,975	(4)
	USD	4.250%	04/01/2023	271,000	238,311	(3)
BBVA Banco Continental SA	USD	5.000%	08/26/2022	1,176,000	1,115,730	(3)
Cementos Pacasmayo SAA	USD	4.500%	02/08/2023	1,506,000	1,321,515	(3)
Consorcio Transmantaro SA	USD	4.375%	05/07/2023	897,000	802,815	(3)
Corp. Azucarera del Peru SA	USD	6.375%	08/02/2022	286,000	273,130	(3)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	785,000	839,695	(3)
Southern Copper Corp.:
	USD	6.750%	04/16/2040	1,167,000	1,105,949
	USD	5.250%	11/08/2042	1,462,000	1,148,218
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	836,000	781,660	(3)

					12,730,967

Russia - 2.90%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	1,750,000	1,844,062	(3)
EDC Finance Ltd.	USD	4.875%	04/17/2020	2,725,000	2,507,000	(3)
EuroChem Mineral & Chemical Co. OJSCvia EuroChem GI Ltd.	USD	5.125%	12/12/2017	3,000,000	2,936,250	(3)
Far East Capital Ltd. SA:
	USD	8.000%	05/02/2018	1,919,000	1,712,707	(3)
	USD	8.750%	05/02/2020	859,000	766,658	(3)
Gazprom OAO Via Gaz Capital SA:
	USD	9.250%	04/23/2019	7,874,000	9,429,115	(4)
	USD	4.950%	07/19/2022	860,000	804,100	(3)
	USD	4.375%	09/19/2022	2,183,000	1,953,785	(3)
	USD	4.950%	02/06/2028	6,070,000	5,136,737	(3)
	USD	7.288%	08/16/2037	1,642,000	1,689,208	(4)
Metalloinvest Finance Ltd.:
	USD	6.500%	07/21/2016	1,137,000	1,191,008	(3)
	USD	5.625%	04/17/2020	335,000	314,481	(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Russia (continued)
MTS International Funding Ltd.	USD	5.000%	05/30/2023	3,050,000	$2,729,750	(3)
Novatek OAO via Novatek Finance Ltd.	USD	6.604%	02/03/2021	976,000	1,035,780	(3)
Russian Agricultural Bank OJSC Via RSHB Capital SA:
	USD	5.298%	12/27/2017	1,320,000	1,340,625	(4)
	USD	6.000%	06/03/2021	2,342,000	2,327,363	(4)(9)
Sberbank of Russia Via SB Capital SA	USD	6.125%	02/07/2022	1,300,000	1,330,875	(3)
Severstal OAO Via Steel Capital SA	USD	5.900%	10/17/2022	1,000,000	916,250	(3)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	1,266,000	1,311,892	(3)
VTB Bank OJSC Via VTB Capital SA:
	USD	6.315%	02/22/2018	3,317,000	3,474,557	(4)
	USD	6.950%	10/17/2022	3,300,000	3,254,625	(4)
	USD	6.250%	06/30/2035	1,085,000	1,121,619	(4)
Wind Acquisition Finance SA	USD	11.750%	07/15/2017	700,000	735,000	(3)

					49,863,447

Singapore - 0.09%
STATS ChipPAC Ltd.:
	USD	5.375%	03/31/2016	153,000	157,590	(4)
	USD	4.500%	03/20/2018	1,396,000	1,375,060	(3)

					1,532,650

South Africa - 0.59%
Eskom Holdings SOC Ltd.	USD	6.750%	08/06/2023	7,174,000	7,021,552	(3)
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	2,500,000	1,993,750	(4)
Myriad International Holdings BV	USD	6.000%	07/18/2020	1,027,000	1,052,675	(3)

					10,067,977

Thailand - 0.12%
PTT Global Chemical PCL	USD	4.250%	09/19/2022	1,007,000	944,944	(3)
PTTEP Canada International Finance Ltd.	USD	5.692%	04/05/2021	1,032,000	1,092,852	(4)

					2,037,796

Turkey - 0.34%
Akbank TAS:
	USD	3.875%	10/24/2017	1,800,000	1,685,250	(3)
	USD	5.000%	10/24/2022	750,000	639,375	(4)
KOC Holding AS	USD	3.500%	04/24/2020	1,000,000	827,500	(3)
Turkiye Garanti Bankasi AS	USD	5.250%	09/13/2022	3,122,000	2,657,602	(3)

					5,809,727

	Counterparty	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Ukraine - 0.41%
Ferrexpo Finance PLC		USD	7.875%	04/07/2016	2,115,000	$2,019,825	(3)
Metinvest BV		USD	8.750%	02/14/2018	1,937,000	1,837,729	(3)
Mriya Agro Holding PLC		USD	9.450%	04/19/2018	1,093,000	1,000,095	(3)
National JSC Naftogaz of Ukraine		USD	9.500%	09/30/2014	2,189,000	2,158,901

						7,016,550

United Arab Emirates - 0.48%
Dubai Holding Commercial Operations MTN Ltd.		GBP	6.000%	02/01/2017	3,350,000	5,139,550
Emaar Sukuk Ltd.		USD	6.400%	07/18/2019	3,000,000	3,146,250

						8,285,800

Venezuela - 5.96%
Petroleos de Venezuela SA:
		USD	4.900%	10/28/2014	61,545,465	58,098,919
		USD	5.000%	10/28/2015	4,959,924	4,324,434
		USD	5.250%	04/12/2017	4,775,600	3,821,793	(4)
		USD	8.500%	11/02/2017	29,682,200	26,739,952	(4)
		USD	5.375%	04/12/2027	16,700,100	9,623,433

						102,608,531

TOTAL CORPORATE BONDS						461,253,671

(Cost $483,729,171)

PARTICIPATION NOTES - 0.39%
Argentina - 0.03%
Hidroelec el Chocon SA		USD	8.061%	03/01/2015	592,308	509,384

Ukraine - 0.36%
Ukreximbank Biz Finance PLC		USD	8.375%	04/27/2015	6,358,000	6,167,260	(4)

TOTAL PARTICIPATION NOTES						6,676,644

(Cost $6,675,135)

CREDIT LINKED NOTES - 1.93%
Argentina - 0.11%
Cablevision SA	Deutsche Bank AG London	USD	9.375%	02/12/2018	2,456,000	1,805,160	(3)

Colombia - 1.33%
Titulos de Tesoreria - Series B:
	Citigroup Global Markets	COP	11.000%	07/24/2020	3,000,000,000	1,853,000
	Citigroup Global Markets	COP	11.000%	07/24/2020	3,500,000,000	2,161,833	(3)
	Citigroup Global Markets	COP	11.000%	07/24/2020	4,000,000,000	2,470,666
	Citigroup Global Markets	COP	11.000%	07/24/2020	5,700,000,000	3,520,699
	Citigroup Global Markets	COP	11.000%	07/27/2020	1,960,000,000	1,210,626
	Citigroup Global Markets	COP	7.000%	05/04/2022	7,130,000,000	3,639,291
	JPMorgan Chase & Co.	COP	7.000%	05/04/2022	16,010,000,000	8,098,596

						22,954,711

	Counterparty	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)

Iraq - 0.49%
Republic of Iraq:
	Bank of America - Merrill Lynch	JPY	2.520%	01/01/2028	430,974,362	$2,633,647	(9)
	Bank of America - Merrill Lynch	JPY	2.520%	01/01/2028	947,870,488	5,792,354	(9)

						8,426,001

TOTAL CREDIT LINKED NOTES						33,185,872

(Cost $39,506,775)

SHORT TERM INVESTMENTS - 3.87%
Money Market Mutual Funds - 3.87%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)		USD	0.06001%	N/A	66,574,279	66,574,279

TOTAL SHORT TERM INVESTMENTS						66,574,279

(Cost $66,574,279)

Total Investments - 97.76%						1,681,666,261
(Cost $1,815,162,994)
Other Assets In Excess of Liabilities - 2.24%						38,496,791

Net Assets - 100.00%						$1,720,163,052

*	The principal amount/shares of each security is stated in the currency in which the security is denominated. See below.

BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Currency
GBP	-	Great Britain Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PEN	-	Peruvian Nuevo Sol
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Security is currently in default/non-income producing.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $287,736,144, which represents approximately 16.73% of net assets as of August 31, 2013.

(4)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2013, the aggregate market value of those securities was $497,033,989, which represents approximately 28.89% of net assets.
(5)	Amount represents less than 0.005% of net assets.
(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of August 31, 2013.
(7)	Pay-in-kind securities.
(8)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2013. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(9)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of August 31, 2013.

Common Abbreviations:
AS	-	Anonim Sirket is the Turkish term for Incorporation.
BHD	-	Berhad is the Malaysian term for public limited company.
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
BVI	-	British Virgin Islands.
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
JSC	-	Joint Stock Company.
LLC	-	Lmited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
MTN	-	Medium Term Note.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	A rearrangement of the letters for Public Limited Company, used in Thailand.
PLC	-	Public Limited Company.
PT	-	Perseroan terbuka is an Indonesian term for limited liability company.
Pte	-	Private.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB	-	Sociedad Anonima Bursatil is the Spanish term used for publicly held company.
SAB de CV	-	A variable capital company.
SpA	-	Societa per Azioni.
SPV	-	Special Purpose Vehicle.
TAS	-	TüRk Anonim Sirketi is the Turkish term for Joint Stock Company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	EUR	30,327,700	Sale	09/20/2013	$40,085,199	$261,408
JPMorgan Chase & Co.	JPY	844,158,000	Sale	09/20/2013	8,598,424	22,858
Citigroup Global Markets	ZAR	87,654,117	Sale	09/13/2013	8,507,311	337,795

						$622,061

JPMorgan Chase & Co.	EUR	21,077,930	Purchase	09/20/2013	$27,859,450	$(244,007)
JPMorgan Chase & Co.	GBP	200,059	Purchase	09/20/2013	309,978	(712)
JPMorgan Chase & Co.	GBP	4,398,900	Sale	09/20/2013	6,815,826	(128,222)
Citigroup Global Markets	PEN	75,266,815	Purchase	09/16/2013	26,705,986	(209,962)
Citigroup Global Markets	ZAR	87,654,117	Purchase	09/13/2013	8,507,311	(439,689)

						$(1,022,592)

**	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Statements of Investments.

Stone Harbor High Yield Bond Fund	Statements of Investments

August 31, 2013 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

CORPORATE BONDS - 92.55%
Aerospace/Defense - 0.91%
CPI International, Inc.	USD	8.000%	02/15/2018	1,631,000	$1,679,930
Erickson Air-Crane, Inc.	USD	8.250%	05/01/2020	1,603,000	1,586,970	(1)

					3,266,900

Automotive - 1.17%
Chrysler Group LLC	USD	8.000%	06/15/2019	1,818,000	1,983,893
The Goodyear Tire & Rubber Co.:
	USD	6.500%	03/01/2021	1,540,000	1,570,800
	USD	7.000%	05/15/2022	629,000	645,511

					4,200,204

Banking - 0.90%
LBG Capital No. 1 PLC, Series 15	EUR	6.439%	05/23/2020	1,213,000	1,652,859
Provident Funding Associates LP:
	USD	10.125%	02/15/2019	894,000	994,575	(1)
	USD	6.750%	06/15/2021	575,000	583,625	(1)

					3,231,059

Building Products - 1.58%
American Builders & Contractors Supply Co., Inc.	USD	5.625%	04/15/2021	1,180,000	1,147,550	(1)
Griffon Corp.	USD	7.125%	04/01/2018	1,244,000	1,326,415
Norcraft Cos. LP	USD	10.500%	12/15/2015	1,734,000	1,816,365
RSI Home Products, Inc.	USD	6.875%	03/01/2018	1,305,000	1,360,462	(1)

					5,650,792

Chemicals - 3.26%
Chemtura Corp.	USD	5.750%	07/15/2021	1,490,000	1,478,825
Faenza GmbH	EUR	8.250%	08/15/2021	1,225,000	1,649,297	(1)
Hexion US Finance Corp.	USD	6.625%	04/15/2020	2,190,000	2,173,575
Ineos Finance PLC	USD	8.375%	02/15/2019	1,933,000	2,123,884	(1)
Lyondell Chemical Co.	USD	8.375%	08/15/2015	945,000	0	(2)
Momentive Performance Materials, Inc.	USD	8.875%	10/15/2020	1,131,000	1,179,067
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.	USD	8.750%	02/01/2019	3,150,000	3,094,875	(1)

					11,699,523

Consumer Products - 2.69%
ACCO Brands Corp.	USD	6.750%	04/30/2020	2,212,000	2,195,410
Alphabet Holding Co., Inc.	USD	7.750%	11/01/2017	1,331,000	1,380,912	(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Consumer Products (continued)
Elizabeth Arden, Inc.	USD	7.375%	03/15/2021	1,432,000	$1,535,820
First Quality Finance Co., Inc.	USD	4.625%	05/15/2021	915,000	855,525	(1)
Spectrum Brands Escrow Corp.	USD	6.375%	11/15/2020	1,737,000	1,802,138	(1)
The Sun Products Corp.	USD	7.750%	03/15/2021	1,885,000	1,856,725	(1)

					9,626,530

Containers/Packaging - 2.65%
ARD Finance SA	USD	11.125%	06/01/2018	2,188,001	2,352,101	(1)(3)
Ardagh Packaging Finance PLC	USD	9.125%	10/15/2020	1,821,000	1,953,022	(1)
Reynolds Group Issuer LLC	USD	9.875%	08/15/2019	3,123,000	3,333,803
Sealed Air Corp.	USD	8.375%	09/15/2021	1,636,000	1,858,905	(1)

					9,497,831

Drillers/Services - 3.61%
Basic Energy Services, Inc.	USD	7.750%	02/15/2019	1,600,000	1,628,000
Hornbeck Offshore Services, Inc.:
	USD	5.875%	04/01/2020	856,000	870,980
	USD	5.000%	03/01/2021	1,115,000	1,070,400	(1)
Offshore Group Investment Ltd.	USD	7.125%	04/01/2023	2,510,000	2,428,425
Pacific Drilling SA	USD	5.375%	06/01/2020	2,005,000	1,939,837	(1)
Parker Drilling Co.	USD	9.125%	04/01/2018	2,104,000	2,251,280
Trinidad Drilling Ltd.	USD	7.875%	01/15/2019	2,587,000	2,748,688	(1)

					12,937,610

Electric - 3.31%
The AES Corp.	USD	7.375%	07/01/2021	1,889,000	2,068,455
Calpine Corp.	USD	7.875%	01/15/2023	1,605,000	1,729,388	(1)
Edison Mission Energy:
	USD	7.750%	06/15/2016	1,451,000	926,826	(2)
	USD	7.200%	05/15/2019	1,540,000	989,450	(2)
GenOn Energy, Inc.	USD	9.500%	10/15/2018	3,742,000	4,247,170
NRG Energy, Inc.	USD	7.875%	05/15/2021	1,750,000	1,890,000

					11,851,289

Environmental Services - 0.46%
Clean Harbors, Inc.	USD	5.250%	08/01/2020	1,663,000	1,650,528

Exploration & Production - 8.79%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.	USD	4.750%	11/15/2021	2,005,000	1,794,475	(1)
Bonanza Creek Energy, Inc.	USD	6.750%	04/15/2021	1,530,000	1,564,425
Calumet Specialty Products Partners LP/Calumet Finance Corp.:	USD	9.375%	05/01/2019	870,000	961,350

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Exploration & Production (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp. (continued)
	USD	9.625%	08/01/2020	942,000	$1,039,732
EP Energy LLC/EP Energy Finance, Inc., Series WI	USD	9.375%	05/01/2020	1,551,000	1,713,855
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI	USD	6.875%	05/01/2019	1,547,000	1,651,422
Forest Oil Corp.:
	USD	7.250%	06/15/2019	1,750,000	1,745,625
	USD	7.500%	09/15/2020	1,070,000	1,032,550
Kodiak Oil & Gas Corp.	USD	5.500%	01/15/2021	1,175,000	1,169,125	(1)
Laredo Petroleum, Inc.	USD	7.375%	05/01/2022	1,054,000	1,117,240
Linn Energy LLC	USD	7.750%	02/01/2021	2,006,000	1,955,850
MEG Energy Corp.	USD	6.500%	03/15/2021	1,491,000	1,524,548	(1)
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC	USD	10.750%	10/01/2020	1,942,000	1,980,840	(1)
Oasis Petroleum, Inc.	USD	7.250%	02/01/2019	2,656,000	2,828,640
QEP Resources, Inc.	USD	5.375%	10/01/2022	1,989,000	1,909,440
Samson Investment Co.	USD	10.250%	02/15/2020	2,455,000	2,577,750	(1)(8)
SandRidge Energy, Inc.:
	USD	8.750%	01/15/2020	1,412,000	1,482,600
	USD	7.500%	03/15/2021	1,591,000	1,591,000
Venoco, Inc.	USD	8.875%	02/15/2019	1,862,000	1,866,655

					31,507,122

Financial - Other - 1.12%
Aircastle Ltd.	USD	6.750%	04/15/2017	2,756,000	2,935,140
Nationstar Mortgage LLC / Nationstar Capital Corp.	USD	6.500%	07/01/2021	1,110,000	1,082,250

					4,017,390

Food/Beverage/Tobacco - 6.46%
B&G Foods, Inc.	USD	4.625%	06/01/2021	1,810,000	1,685,562
Bakkavor Finance 2 PLC	GBP	8.250%	02/15/2018	350,000	568,155	(4)
Boparan Finance PLC	EUR	9.750%	04/30/2018	831,000	1,213,612	(4)
Chiquita Brands International, Inc./Chiquita Brands LLC	USD	7.875%	02/01/2021	2,050,000	2,167,875	(1)
Dean Foods Co.	USD	9.750%	12/15/2018	2,494,000	2,836,925
Del Monte Corp.	USD	7.625%	02/15/2019	2,417,000	2,525,765
Hawk Acquisition Sub, Inc.	USD	4.250%	10/15/2020	1,885,000	1,786,038	(1)
Pilgrim’s Pride Corp.	USD	7.875%	12/15/2018	1,751,000	1,899,835
Post Holdings, Inc.	USD	7.375%	02/15/2022	2,636,000	2,794,160
R&R PLC	EUR	9.250%	05/15/2018	1,450,000	1,978,675	(3)(4)
Shearer’s Foods LLC/Chip Fin Corp.	USD	9.000%	11/01/2019	1,041,000	1,100,858	(1)
Smithfield Foods, Inc.	USD	6.625%	08/15/2022	2,534,000	2,603,685

					23,161,145

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Gaming - 2.43%
Boyd Gaming Corp.	USD	9.125%	12/01/2018	1,531,000	$1,676,445
Isle of Capri Casinos, Inc.	USD	5.875%	03/15/2021	2,705,000	2,515,650
MGM Resorts International	USD	6.625%	12/15/2021	3,235,000	3,287,569
Pinnacle Entertainment, Inc.	USD	8.750%	05/15/2020	463,000	502,355
PNK Finance Corp.	USD	6.375%	08/01/2021	720,000	721,800	(1)

					8,703,819

Gas Pipelines - 0.98%
Access Midstream Partners LP/ACMP Finance Corp.	USD	4.875%	05/15/2023	1,580,000	1,477,300
Sabine Pass Liquefaction LLC	USD	5.625%	02/01/2021	2,135,000	2,049,600	(1)

					3,526,900

Healthcare - 7.65%
Biomet, Inc.	USD	6.500%	08/01/2020	2,445,000	2,518,350
Community Health Systems, Inc.	USD	8.000%	11/15/2019	1,570,000	1,656,350
Envision Healthcare Corp., Series WI	USD	8.125%	06/01/2019	1,865,000	2,025,856
Fresenius Medical Care US Finance II, Inc.	USD	5.875%	01/31/2022	1,921,000	1,964,222	(1)
HCA Holdings, Inc.:
	USD	7.750%	05/15/2021	859,000	916,982
	USD	5.875%	03/15/2022	1,746,000	1,807,110
Health Management Associates, Inc.	USD	7.375%	01/15/2020	1,147,000	1,287,508
HealthSouth Corp.	USD	8.125%	02/15/2020	1,928,000	2,120,800
Hologic, Inc.	USD	6.250%	08/01/2020	1,428,000	1,495,830
IASIS Healthcare LLC	USD	8.375%	05/15/2019	1,809,000	1,903,973
Kinetic Concepts, Inc./KCI USA, Inc.:
	USD	10.500%	11/01/2018	1,807,000	2,001,253
	USD	12.500%	11/01/2019	1,341,000	1,409,726
Prospect Medical Holdings, Inc.	USD	8.375%	05/01/2019	2,197,000	2,306,850	(1)
Radiation Therapy Services, Inc.	USD	9.875%	04/15/2017	765,000	543,150
United Surgical Partners International, Inc., Series WI	USD	9.000%	04/01/2020	2,187,000	2,422,103
Universal Hospital Services, Inc.	USD	7.625%	08/15/2020	999,000	1,043,955

					27,424,018

Home Builders - 0.45%
Lennar Corp.	USD	5.000%	11/15/2022	1,754,000	1,618,065	(1)

Industrial Other - 1.44%
Cleaver-Brooks, Inc.	USD	8.750%	12/15/2019	1,730,000	1,840,288	(1)
MasTec, Inc.	USD	4.875%	03/15/2023	2,410,000	2,241,300
Park-Ohio Industries, Inc.	USD	8.125%	04/01/2021	994,000	1,085,945

					5,167,533

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Insurance - 1.06%
American Equity Investment Life Holding Co.	USD	6.625%	07/15/2021	1,025,000	$1,063,438
Genworth Holdings, Inc.	USD	7.625%	09/24/2021	2,347,000	2,743,725

					3,807,163

Leisure - 0.38%
AMC Entertainment, Inc.	USD	9.750%	12/01/2020	1,191,000	1,366,672

Lodging - 0.81%
Choice Hotels International, Inc.	USD	5.750%	07/01/2022	1,181,000	1,222,335
RHP Hotel Properties LP/RHP Finance Corp.	USD	5.000%	04/15/2021	1,815,000	1,697,025	(1)

					2,919,360

Media Cable - 5.78%
Cablevision Systems Corp.	USD	8.000%	04/15/2020	3,003,000	3,340,838
CCO Holdings LLC	USD	6.625%	01/31/2022	2,243,000	2,287,860
DISH DBS Corp., Series WI	USD	5.000%	03/15/2023	6,075,000	5,634,563
Mediacom LLC	USD	7.250%	02/15/2022	2,004,000	2,109,210
Nara Cable Funding Ltd.	USD	8.875%	12/01/2018	1,892,000	1,972,410	(1)
Unitymedia KabelBW GmbH	EUR	9.500%	03/15/2021	1,305,000	1,965,787	(4)
UPC Holding BV	EUR	6.375%	09/15/2022	2,625,000	3,404,281	(4)

					20,714,949

Media Other - 3.32%
AMC Networks, Inc.	USD	7.750%	07/15/2021	791,000	878,010
Gray Television, Inc.	USD	7.500%	10/01/2020	2,446,000	2,592,760
Interep National Radio Sales, Inc., Series B	USD	10.000%	07/01/2008	3,768	0	(2)
Nexstar Broadcasting, Inc.	USD	6.875%	11/15/2020	1,917,000	1,945,755	(1)
Radio One, Inc.	USD	12.500%	05/24/2016	2,546,627	2,591,193
Sinclair Television Group, Inc., Series WI	USD	6.125%	10/01/2022	1,848,000	1,834,140
Univision Communications, Inc.	USD	7.875%	11/01/2020	1,893,000	2,061,004	(1)

					11,902,862

Metals/Mining/Steel - 2.86%
APERAM	USD	7.750%	04/01/2018	1,770,000	1,712,475	(1)
Arch Coal, Inc.	USD	7.250%	06/15/2021	2,084,000	1,625,520
Cloud Peak Energy Resources LLC	USD	8.500%	12/15/2019	1,118,000	1,215,825
CONSOL Energy, Inc.	USD	8.250%	04/01/2020	2,672,000	2,845,680
Peabody Energy Corp., Series WI	USD	6.250%	11/15/2021	2,590,000	2,512,300
Taseko Mines Ltd.	USD	7.750%	04/15/2019	351,000	347,490

					10,259,290

Non Captive Finance - 1.14%
CIT Group, Inc.	USD	5.250%	03/15/2018	2,088,000	2,166,300

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Non Captive Finance (continued)
International Lease Finance Corp.	USD	8.250%	12/15/2020	1,736,000	$1,935,640

					4,101,940

Paper/Forest Products - 2.81%
Ainsworth Lumber Co. Ltd.	USD	7.500%	12/15/2017	1,522,000	1,613,320	(1)
Cascades, Inc.:
	USD	7.750%	12/15/2017	1,392,000	1,463,340
	USD	7.875%	01/15/2020	1,113,000	1,176,997
Louisiana-Pacific Corp.	USD	7.500%	06/01/2020	2,374,000	2,569,855
Mercer International, Inc.	USD	9.500%	12/01/2017	1,697,000	1,820,033
Xerium Technologies, Inc.	USD	8.875%	06/15/2018	1,412,000	1,447,300

					10,090,845

Pharmaceuticals - 0.81%
VPII Escrow Corp.:
	USD	6.750%	08/15/2018	900,000	957,375	(1)
	USD	7.500%	07/15/2021	1,795,000	1,929,625	(1)

					2,887,000

Publishing/Printing - 0.37%
IDEARC, Inc.	USD	8.000%	11/15/2016	1,265,000	0	(2)
Quebecor Media, Inc.	USD	5.750%	01/15/2023	1,404,000	1,316,250

					1,316,250

Refining - 0.42%
Tesoro Logistics LP / Tesoro Logistics Finance Corp.	USD	6.125%	10/15/2021	1,520,000	1,523,800	(1)

Restaurants - 0.62%
Landry’s, Inc.	USD	9.375%	05/01/2020	2,068,000	2,215,345	(1)

Retail Food/Drug - 0.40%
Albertsons, Inc.:
	USD	8.700%	05/01/2030	577,000	476,025
	USD	8.000%	05/01/2031	1,193,000	954,400

					1,430,425

Retail Non Food/Drug - 2.21%
The Bon-Ton Department Stores, Inc.	USD	8.000%	06/15/2021	1,700,000	1,653,250	(1)
Burlington Holdings LLC/Burlington Holding Finance, Inc.	USD	9.000%	02/15/2018	1,015,000	1,042,912	(1)(3)
Express LLC	USD	8.750%	03/01/2018	1,782,000	1,913,423
Limited Brands, Inc.:	USD	6.950%	03/01/2033	1,145,000	1,133,550

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Retail Non Food/Drug (continued)
Limited Brands, Inc. (continued)
	USD	7.600%	07/15/2037	1,113,000	$1,124,130
Petco Holdings, Inc.	USD	8.500%	10/15/2017	1,021,000	1,046,525	(1)(3)

					7,913,790

Satellite - 0.59%
Intelsat Jackson Holdings SA	USD	7.250%	04/01/2019	1,956,000	2,107,590

Services Other - 2.73%
Brickman Group Holdings, Inc.	USD	9.125%	11/01/2018	1,000,000	1,076,250	(1)
HD Supply, Inc.	USD	7.500%	07/15/2020	2,180,000	2,283,550	(1)
Outerwall, Inc.	USD	6.000%	03/15/2019	2,150,000	2,155,375	(1)
ServiceMaster Co.:
	USD	8.000%	02/15/2020	1,121,000	1,077,561
	USD	7.000%	08/15/2020	1,611,000	1,482,120
	USD	7.450%	08/15/2027	258,000	206,400
TransUnion Holding Co., Inc.:
	USD	8.125%	06/15/2018	776,000	821,590
	USD	9.625%	06/15/2018	616,000	668,360

					9,771,206

Technology - 6.38%
Amkor Technology, Inc.	USD	6.375%	10/01/2022	1,963,000	1,894,295
BMC Software Finance, Inc.	USD	8.125%	07/15/2021	1,330,000	1,353,275	(1)
CommScope, Inc.	USD	8.250%	01/15/2019	1,987,000	2,175,765	(1)
CyrusOne LP / CyrusOne Finance Corp.	USD	6.375%	11/15/2022	2,299,000	2,321,990
First Data Corp.:
	USD	12.625%	01/15/2021	1,544,000	1,677,170
	USD	7.375%	06/15/2019	1,917,000	1,998,472	(1)
iGATE Corp.	USD	9.000%	05/01/2016	1,750,000	1,894,375
Infor US, Inc.	USD	11.500%	07/15/2018	2,339,000	2,724,935
Magnachip Semiconductor Corp.	USD	6.625%	07/15/2021	1,715,000	1,672,125	(1)
NCR Corp.	USD	5.000%	07/15/2022	2,052,000	1,959,660
Nuance Communications, Inc.	USD	5.375%	08/15/2020	1,674,000	1,602,855	(1)
SSI Investments II	USD	11.125%	06/01/2018	1,440,000	1,594,800

					22,869,717

Textile/Apparel - 1.11%
Levi Strauss & Co.	USD	6.875%	05/01/2022	1,831,000	1,954,593
Quiksilver, Inc.:	USD	7.875%	08/01/2018	1,130,000	1,170,962	(1)
	USD	10.000%	08/01/2020	845,000	859,788	(1)

					3,985,343

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Transportation Non Air/Rail - 0.26%
Aguila 3 SA	USD	7.875%	01/31/2018	895,000	$941,987	(1)

Wireless - 4.32%
Cricket Communications, Inc.	USD	7.750%	10/15/2020	1,695,000	1,932,300
Crown Castle International Corp.	USD	5.250%	01/15/2023	1,406,000	1,335,700
Matterhorn Mobile Holdings SA	EUR	8.250%	02/15/2020	1,248,000	1,761,876	(4)
Mobile Challenger Intermediate Group SA	EUR	8.750%	03/15/2019	1,200,000	1,582,015	(3)(4)
NII International Telecom SCA	USD	11.375%	08/15/2019	1,170,000	1,263,600	(1)
Sprint Capital Corp.	USD	8.750%	03/15/2032	3,569,000	3,676,070
Wind Acquisition Finance SA:
	USD	12.250%	07/15/2017	2,429,162	2,495,964	(1)(3)
	USD	6.500%	04/30/2020	1,420,000	1,427,100	(1)

					15,474,625

Wirelines - 4.31%
CenturyLink, Inc.:
Series T	USD	5.800%	03/15/2022	1,870,000	1,776,500
Series U	USD	7.650%	03/15/2042	1,159,000	1,048,895
Cincinnati Bell, Inc.:
	USD	8.750%	03/15/2018	1,666,000	1,736,805
	USD	8.375%	10/15/2020	2,065,000	2,199,225
Citizens Communications Co.	USD	9.000%	08/15/2031	3,647,000	3,555,825
Level 3 Financing, Inc., Series WI	USD	7.000%	06/01/2020	2,280,000	2,308,500
Windstream Corp.	USD	7.500%	04/01/2023	2,881,000	2,830,583

					15,456,333

TOTAL CORPORATE BONDS					331,794,750

(Cost $323,384,902)

CONVERTIBLE CORPORATE BONDS - 1.34%
Aerospace/Defense - 0.11%
Triumph Group, Inc.	USD	2.625%	10/01/2026	150,000	397,406

Airlines - 0.03%
AirTran Holdings, Inc.	USD	5.250%	11/01/2016	87,000	122,561

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Automotive - 0.06%
TRW Automotive, Inc.	USD	3.500%	12/01/2015	93,000	$220,817

Drillers/Services - 0.11%
Hornbeck Offshore Services, Inc.	USD	1.500%	09/01/2019	77,000	95,432
Subsea 7 SA, Series ACY	USD	2.250%	10/11/2013	300,000	306,300

					401,732

Exploration & Production - 0.05%
Stone Energy Corp.	USD	1.750%	03/01/2017	162,000	164,633

Home Builders - 0.11%
The Ryland Group, Inc.	USD	0.250%	06/01/2019	462,000	405,983

Industrial Other - 0.08%
Altra Holdings, Inc.	USD	2.750%	03/01/2031	240,000	271,950

Lodging - 0.01%
Home Inns & Hotels Management, Inc.	USD	2.000%	12/15/2015	45,000	42,187

Metals/Mining/Steel - 0.13%
RTI International Metals, Inc.:
	USD	3.000%	12/01/2015	319,000	359,473
	USD	1.625%	10/15/2019	103,000	105,704

					465,177

Railroads - 0.07%
Greenbrier Cos., Inc.	USD	3.500%	04/01/2018	233,000	243,048

Technology - 0.58%
Alcatel-Lucent USA, Inc., Series A	USD	2.875%	06/15/2023	262,000	258,070
Callidus Software, Inc.	USD	4.750%	06/01/2016	157,000	180,255
Ciena Corp.	USD	4.000%	03/15/2015	205,000	247,025	(1)
Comtech Telecommunications Corp.	USD	3.000%	05/01/2029	646,000	660,131
Intel Corp.	USD	2.950%	12/15/2035	267,000	283,521
NetSuite, Inc.	USD	0.250%	06/01/2018	225,000	240,750	(1)
Nuance Communications, Inc.	USD	2.750%	11/01/2031	170,000	175,844
Spansion LLC	USD	2.000%	09/01/2020	20,000	19,625	(1)

					2,065,221

TOTAL CONVERTIBLE CORPORATE BONDS					4,800,715

(Cost $4,534,060)

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)

BANK LOANS - 3.22%(5)
Construction Machinery - 0.32%
Gardner Denver, Inc. - Term Loan	USD	4.250%	10/30/2013	1,160,000	$1,156,441

Electric - 1.02%
Texas Competitive Electric Holdings Co. LLC - 2017 Term Loan:
	USD	4.685%	09/09/2013	3,621,485	2,461,480
	USD	4.766%	11/12/2013	1,771,124	1,203,811

					3,665,291

Food/Beverage/Tobacco - 0.41%
New HB Acquisition LLC - Term B Loan:
	USD	6.750%	09/30/2013	113,200	116,313
	USD	6.750%	09/30/2013	1,301,800	1,337,600

					1,453,913

Gaming - 0.50%
Caesars Entertainment Operating Co., Inc. - Term B-6 Loan	USD	5.434%	09/25/2013	1,995,971	1,795,127

Metals/Mining/Steel - 0.21%
Arch coal, Inc. - Term Loan	USD	5.750%	09/30/2013	780,000	758,550

Technology - 0.76%
Alcatel-Lucent USA, Inc. - Term Loan	USD	5.750%	09/30/2013	1,885,525	1,898,482
Freescale Semicondutor, Inc. - Tranche B-4 Term Loan	USD	5.000%	09/03/2013	817,513	823,389

					2,721,871

TOTAL BANK LOANS					11,551,193

(Cost $11,222,702)

COMMON STOCKS - 0.16%
Chemicals - 0.01%
LyondellBasell Industries NV	USD			340	23,851

Paper/Forest Products - 0.11%
NewPage Corp.	USD			4,860	388,800

Publishing/Printing - 0.04%
Tribune Co.	USD			2,226	132,669	(7)

	Currency	Rate	Maturity Date	Shares*	Market Value (Expressed in U.S. $)

Transportation Non Air/Rail - 0.00%(6)
General Maritime	USD			1,887	$19

TOTAL COMMON STOCKS					545,339

(Cost $518,971)

PREFERRED STOCKS - 0.10%
Exploration & Production - 0.10%
SandRidge Energy, Inc.	USD	8.500%	12/31/2049	3,701	362,698

TOTAL PREFERRED STOCKS					362,698

(Cost $381,312)

WARRANTS - 0.00%(7)
Transportation Non Air/Rail - 0.00%
General Maritime	USD			2,919	0
expires 05/17/2017, strike price $0.010

TOTAL WARRANTS					0

(Cost $0)

SHORT TERM INVESTMENTS - 0.29%
Money Market Mutual Funds - 0.29%
Dreyfus Institutional Cash Advantage Fund -
Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	1,041,549	1,041,549

TOTAL SHORT TERM INVESTMENTS					1,041,549

(Cost $1,041,549)

Total Investments - 97.66%					350,096,244
(Cost $341,083,496)
Other Assets in Excess of Liabilities - 2.34%					8,403,172

Net Assets - 100.00%					$358,499,416

*	The principal amount/shares of each security is stated in the currency in which the security is denominated. See below.

EUR	-	Euro Currency
GBP	-	Great British Pound
USD	-	United States Dollar

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $99,665,590, which represents approximately 27.80% of net assets as of August 31, 2013.
(2)	Security is currently in default/non-income producing.
(3)	Pay-in-kind securities.

(4)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2013, the aggregate market value of those securities was $12,474,401, which represents approximately 3.48% of net assets.
(5)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2013. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(6)	Amount represents less than 0.005% of net assets.
(7)	Non-income producing security.
(8)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of August 31, 2013.

Common Abbreviations:
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SCA	-	Societe en commandite pe actiuni is the Romanian term for limited liability partnership.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	EUR	11,788,700	Sale	09/20/2013	$15,581,544	$101,612

						$101,612

JPMorgan Chase & Co.	GBP	376,200	Sale	09/20/2013	$582,899	$(10,966)

						$(10,966)

**	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Statements of Investments.

Stone Harbor Local Markets Fund	Statements of Investments

August 31, 2013 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 73.87%
Brazil - 14.22%
Brazil Letras do Tesouro Nacional	BRL	0.000%	01/01/2017	206,241,000	$59,351,175	(1)
Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2017	97,080,000	38,781,484
	BRL	10.000%	01/01/2021	295,110,000	112,476,289
	BRL	10.000%	01/01/2023	361,881,000	134,918,233

					345,527,181

Chile - 0.14%
Republic of Chile:
	CLP	5.500%	08/05/2020	890,000,000	1,776,851
	CLP	6.000%	01/01/2022	770,000,000	1,604,618	(2)

					3,381,469

Colombia - 2.89%
Bogota Distrio Capital	COP	9.750%	07/26/2028	56,257,000,000	38,289,232	(3)
International Bank for Reconstruction & Development	COP	8.000%	03/02/2020	1,050,000,000	602,463
Republic of Colombia:
	COP	12.000%	10/22/2015	14,340,000,000	8,416,002
	COP	7.750%	04/14/2021	27,853,000,000	16,204,577
	COP	9.850%	06/28/2027	10,092,000,000	6,700,047

					70,212,321

Hungary - 3.88%
Hungarian Government:
	HUF	8.000%	02/12/2015	2,416,310,000	11,117,930
	HUF	7.750%	08/24/2015	4,765,350,000	22,112,434
	HUF	5.500%	12/22/2016	1,537,980,000	6,812,552
	HUF	6.750%	02/24/2017	1,184,190,000	5,410,946
	HUF	6.750%	11/24/2017	2,584,270,000	11,814,828
	HUF	5.500%	12/20/2018	3,305,320,000	14,305,234
	HUF	6.500%	06/24/2019	599,100,000	2,685,812
	HUF	7.000%	06/24/2022	3,632,000,000	16,347,243
	HUF	6.000%	11/24/2023	872,260,000	3,659,235

					94,266,214

Indonesia - 3.36%
European Bank for Reconstruction & Development	IDR	7.200%	06/08/2016	39,000,000,000	3,337,954
European Investment Bank	IDR	6.000%	04/22/2014	11,000,000,000	932,482
Indonesia Government:
	IDR	7.000%	05/15/2022	35,100,000,000	2,892,986
	IDR	5.625%	05/15/2023	309,522,000,000	22,953,162
	IDR	6.125%	05/15/2028	128,000,000,000	9,063,212
	IDR	8.250%	06/15/2032	56,400,000,000	4,779,575
	IDR	6.625%	05/15/2033	184,000,000,000	13,192,763

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Indonesia (continued)
Inter-American Development Bank:
	IDR	6.500%	03/10/2014	15,000,000,000	$1,276,792
	IDR	6.500%	06/04/2014	16,000,000,000	1,358,767
	IDR	0.000%	08/20/2015	296,370,000,000	22,006,979	(1)

					81,794,672

Malaysia - 4.91%
Malaysian Government:
	MYR	3.314%	10/31/2017	47,370,000	14,251,740
	MYR	3.260%	03/01/2018	39,230,000	11,746,009
	MYR	3.580%	09/28/2018	29,050,000	8,764,305
	MYR	3.492%	03/31/2020	56,300,000	16,728,457
	MYR	3.889%	07/31/2020	4,030,000	1,223,815
	MYR	4.160%	07/15/2021	39,540,000	12,115,689
	MYR	3.418%	08/15/2022	68,470,000	19,792,150
	MYR	3.480%	03/15/2023	82,600,000	24,115,505
	MYR	4.392%	04/15/2026	16,910,000	5,204,661
	MYR	3.844%	04/15/2033	19,100,000	5,305,959

					119,248,290

Mexico - 11.66%
Mexican Bonos:
	MXN	6.250%	06/16/2016	2,113,000	165,078
	MXN	5.000%	06/15/2017	100,345,000	7,476,355
	MXN	7.750%	12/14/2017	27,570,000	2,258,736
	MXN	8.000%	06/11/2020	361,514,000	30,164,699
	MXN	6.500%	06/10/2021	601,039,000	46,040,869
	MXN	6.500%	06/09/2022	525,095,000	39,872,565
	MXN	8.000%	12/07/2023	752,467,000	63,207,357
	MXN	10.000%	12/05/2024	38,382,000	3,715,672
	MXN	7.500%	06/03/2027	277,567,000	22,336,620
	MXN	8.500%	05/31/2029	152,336,000	13,086,860
	MXN	7.750%	05/29/2031	595,832,000	47,234,692
Mexican Udibonos:
	MXN	3.500%	12/14/2017	3,763,338	308,289
	MXN	2.000%	06/09/2022	101,733,909	7,500,434

					283,368,226

Nigeria - 0.39%
Nigerian Government Bond:
	NGN	15.100%	04/27/2017	235,230,000	1,506,883
	NGN	10.700%	05/30/2018	69,000,000	381,515
	NGN	16.000%	06/29/2019	572,500,000	3,840,744
	NGN	16.390%	01/27/2022	529,230,000	3,686,273

					9,415,415

Peru - 1.07%
Republic of Peru:
	PEN	7.840%	08/12/2020	15,140,000	6,042,518	(3)
	PEN	5.200%	09/12/2023	13,700,000	4,597,092	(3)
	PEN	8.200%	08/12/2026	7,410,000	3,115,265	(3)
	PEN	6.950%	08/12/2031	19,250,000	6,838,001	(3)
	PEN	6.900%	08/12/2037	6,800,000	2,373,238	(3)
	PEN	6.850%	02/12/2042	8,740,000	3,069,672	(3)

					26,035,786

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Poland - 6.23%
Republic of Poland:
	PLN	3.000%	08/24/2016	154,667,724	$49,696,765
	PLN	5.750%	09/23/2022	34,690,000	11,782,290
	PLN	4.000%	10/25/2023	300,850,000	89,839,388

					151,318,443

Russia - 4.77%
Russian Federation:
	RUB	7.850%	03/10/2018	60,000,000	1,860,409	(2)
	RUB	7.850%	03/10/2018	885,000,000	27,441,039	(3)
	RUB	7.600%	04/14/2021	622,700,000	19,074,534
	RUB	7.000%	11/24/2021	352,730,000	10,238,715	(4)
	RUB	7.600%	07/20/2022	728,670,000	22,102,097
	RUB	7.000%	01/25/2023	1,220,280,000	35,202,318

					115,919,112

South Africa - 5.49%
Asian Development Bank	ZAR	6.500%	09/15/2015	4,650,000	445,143

European Investment Bank:
	ZAR	8.000%	10/21/2013	3,810,000	371,293
	ZAR	9.000%	12/21/2018	139,000,000	14,140,375
	ZAR	0.000%	12/31/2018	5,280,000	339,630	(1)
Republic of South Africa:
	ZAR	6.750%	03/31/2021	173,170,000	15,720,374
	ZAR	10.500%	12/21/2026	706,780,000	79,848,621
	ZAR	7.000%	02/28/2031	121,720,000	9,772,004
	ZAR	6.250%	03/31/2036	182,220,000	12,835,637

					133,473,077

Thailand - 4.91%
Thailand Government:
	THB	3.250%	06/16/2017	762,450,000	23,538,096
	THB	2.800%	10/10/2017	253,640,000	7,626,016
	THB	3.580%	12/17/2017	225,920,000	6,377,160
	THB	3.875%	06/13/2019	4,775,000	148,705
	THB	1.200%	07/14/2021	725,885,780	21,045,794
	THB	3.650%	12/17/2021	1,085,000,000	32,646,226
	THB	3.625%	06/16/2023	949,960,000	28,044,152

					119,426,149

Turkey - 9.95%
Republic of Turkey:
	TRY	9.000%	03/05/2014	12,760,000	6,263,448
	TRY	6.500%	01/07/2015	20,110,000	9,531,686
	TRY	4.500%	02/11/2015	30,057,850	15,051,091
	TRY	4.000%	04/29/2015	35,577,053	17,649,202
	TRY	5.000%	05/13/2015	164,860,000	75,405,003
	TRY	9.000%	03/08/2017	6,930,000	3,326,919

	Counterparty	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Turkey (continued)
Republic of Turkey (continued)
		TRY	6.300%	02/14/2018	52,630,000	$22,660,959
		TRY	8.300%	06/20/2018	9,470,000	4,447,616
		TRY	10.500%	01/15/2020	16,590,000	8,397,734
		TRY	9.500%	01/12/2022	68,110,000	32,405,493
		TRY	8.500%	09/14/2022	43,380,000	19,389,696
		TRY	7.100%	03/08/2023	67,410,000	27,377,467

						241,906,314

TOTAL SOVEREIGN DEBT OBLIGATIONS						1,795,292,669

(Cost $2,028,861,369)

CORPORATE BONDS - 1.39%
Colombia - 0.35%
Emgesa SA ESP:
		COP	8.750%	01/25/2021	636,000,000	347,956	(2)
		COP	8.750%	01/25/2021	10,543,000,000	5,768,072	(3)
Empresas Publicas de Medellin ESP:
		COP	8.375%	02/01/2021	802,000,000	431,928	(2)
		COP	8.375%	02/01/2021	3,450,000,000	1,858,043	(3)

						8,405,999

Mexico - 0.30%
Petroleos Mexicanos		MXN	7.650%	11/24/2021	94,160,000	7,403,269	(2)

Venezuela - 0.74%
Petroleos de Venezuela SA		USD	8.500%	11/02/2017	19,820,000	17,855,343	(3)

TOTAL CORPORATE BONDS						33,664,611

(Cost $34,411,850)

CREDIT LINKED NOTES - 5.07%
Colombia - 1.35%
Titulos de Tesoreria - Series B:
	Citigroup Global Markets	COP	7.000%	02/25/2015	10,805,676,960	5,897,248	(3)
	Citigroup Global Markets	COP	7.250%	06/15/2016	2,200,000,000	1,180,742
	Citigroup Global Markets	COP	7.250%	06/15/2016	10,000,000,000	5,367,010
	Citigroup Global Markets	COP	11.000%	07/24/2020	2,800,000,000	1,729,466
	Citigroup Global Markets	COP	11.000%	07/24/2020	4,570,000,000	2,822,736
	Citigroup Global Markets	COP	11.000%	07/24/2020	6,578,000,000	4,063,011	(2)
	Citigroup Global Markets	COP	11.000%	07/27/2020	4,500,000,000	2,779,499
	JPMorgan Chase & Co.	COP	7.000%	05/04/2022	2,000,000,000	1,011,692
	Citigroup Global Markets	COP	7.000%	05/04/2022	5,200,000,000	2,654,181
	Citigroup Global Markets	COP	7.000%	05/04/2022	10,450,000,000	5,333,884

						32,839,469

Indonesia - 3.72%
Republic of Indonesia:
	Deutsche Bank AG London	IDR	8.250%	07/15/2021	115,200,000,000	10,209,134
	JPMorgan Chase & Co.	IDR	7.000%	05/15/2022	109,500,000,000	8,910,663

Counterparty	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Indonesia (continued)
Republic of Indonesia (continued)
Deutsche Bank AG London	IDR	7.000%	05/15/2022	248,900,000,000	$20,314,065
Deutsche Bank AG London	IDR	5.625%	05/15/2023	15,000,000,000	1,092,772
JPMorgan Chase & Co.	IDR	5.625%	05/15/2023	186,400,000,000	13,621,314
HSBC Bank	IDR	11.000%	09/15/2025	51,100,000,000	5,356,540
HSBC Bank	IDR	11.000%	09/15/2025	62,500,000,000	6,551,541
Deutsche Bank AG London	IDR	11.000%	09/17/2025	33,600,000,000	3,499,173
Deutsche Bank AG London	IDR	7.000%	05/15/2027	25,400,000,000	1,941,044
JPMorgan Chase & Co.	IDR	6.125%	05/15/2028	16,900,000,000	1,181,075
Deutsche Bank AG London	IDR	8.250%	06/15/2032	181,900,000,000	15,174,775
JPMorgan Chase & Co.	IDR	6.625%	05/15/2033	37,200,000,000	2,646,958

					90,499,054

TOTAL CREDIT LINKED NOTES					123,338,523

(Cost $161,646,686)

SHORT TERM INVESTMENTS - 9.32%
Money Market Mutual Funds - 8.68%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	210,964,159	210,964,159

Foreign Treasury Bills - 0.64%
Nigeria Treasury Bills, Zero Coupon Bonds(5) :
	NGN	11.734%	01/23/2014	924,600,000	5,389,652
	NGN	10.732%	02/20/2014	138,000,000	797,971
	NGN	10.907%	03/06/2014	491,000,000	2,826,856
	NGN	11.337%	03/20/2014	1,155,800,000	6,626,885

					15,641,364

TOTAL SHORT TERM INVESTMENTS					226,605,523

(Cost $227,226,181)

Total Investments - 89.65%					2,178,901,326
(Cost $2,452,146,086)
Other Assets In Excess of Liabilities - 10.35%					251,504,996

Net Assets - 100.00%					$2,430,406,322

* The principal amount/shares of each security is stated in the currency in which the security is denominated. See below.

BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,711,191, which represents approximately 0.65% of net assets as of August 31, 2013.
(3)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2013, the aggregate market value of those securities was $123,144,763, which represents approximately 5.07% of net assets.
(4)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of August 31, 2013.
(5)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Common Abbreviations:

ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
SA	-	Generally designates corporations in various countries mostly employing civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets	HUF	1,234,768,100	Sale	09/03/2013	$5,416,196	$211,479
Citigroup Global Markets	HUF	2,082,684,879	Sale	09/30/2013	9,112,681	113,910
JPMorgan Chase & Co.	MYR	181,326,080	Purchase	09/06/2013	55,175,523	775,523
Citigroup Global Markets	PEN	25,053,000	Sale	09/16/2013	8,889,244	35,943
Citigroup Global Markets	PEN	35,186,797	Sale	09/25/2013	12,463,003	65,997
Goldman Sachs	ZAR	1,438,366,740	Purchase	09/06/2013	139,756,483	1,656,483

						$2,859,335

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets	HUF	1,234,768,100	Purchase	09/03/2013	$5,416,196	$(101,804)
Citigroup Global Markets	HUF	2,082,684,880	Purchase	09/30/2013	9,112,681	(113,353)
Citigroup Global Markets	PEN	25,053,000	Purchase	09/16/2013	8,889,244	(74,262)
Citigroup Global Markets	PEN	94,696,191	Purchase	09/25/2013	33,540,960	(165,564)
JPMorgan Chase & Co.	PLN	241,050,054	Purchase	09/06/2013	74,548,412	(298,371)
Citigroup Global Markets	RON	44,097,256	Purchase	09/30/2013	13,103,801	(72,205)
Citigroup Global Markets	RUB	3,677,781,800	Purchase	09/05/2013	110,179,533	(420,467)

						$(1,246,026)

**	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Statements of Investments

Stone Harbor Emerging Markets Corporate Debt Fund	Statements of Investments

August 31, 2013 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 93.26%
Argentina - 0.23%
Capex SA	USD	10.000%	03/10/2018	200,000	$143,000	(1)

Brazil - 13.70%
Andrade Gutierrez International SA	USD	4.000%	04/30/2018	494,000	457,876	(1)
BM&FBovespa SA	USD	5.500%	07/16/2020	450,000	461,250	(2)
BR Malls International Finance Ltd.:
	USD	8.500%	01/21/2049	14,000	14,070	(1)
	USD	8.500%	01/21/2049	89,000	89,445	(2)
BR Properties SA	USD	9.000%	10/07/2049	200,000	196,000	(2)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	200,000	177,000	(1)
Centrais Eletricas Brasileiras SA	USD	5.750%	10/27/2021	494,000	460,494	(2)
Cosan Luxembourg SA	USD	5.000%	03/14/2023	834,000	742,260	(1)
ESAL GmbH	USD	6.250%	02/05/2023	768,000	695,040	(1)
Globo Comunicacao e Participacoes SA	USD	6.250%	07/20/2049	200,000	210,000	(2)(3)
Hypermarcas SA	USD	6.500%	04/20/2021	350,000	355,031	(1)
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	228,000	210,644	(1)
Minerva Luxembourg SA	USD	7.750%	01/31/2023	692,000	674,268	(1)
Odebrecht Drilling Norbe VIII/IX Ltd.	USD	6.350%	06/30/2021	693,750	681,176	(2)
Odebrecht Finance Ltd.	USD	5.125%	06/26/2022	510,000	483,225	(1)
Odebrecht Offshore Drilling Finance Ltd.	USD	6.750%	10/01/2022	380,000	372,400	(1)
Petrobras International Finance Co.	USD	5.375%	01/27/2021	267,000	261,460
QGOG Atlantic/Alaskan Rigs Ltd.	USD	5.250%	07/30/2018	521,690	521,690	(1)
Samarco Mineracao SA	USD	4.125%	11/01/2022	815,000	682,053	(1)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	372,907	349,600	(1)
Tonon Bioenergia SA	USD	9.250%	01/24/2020	400,000	348,000	(1)
Voto-Votorantim Overseas Trading Operations NV	USD	6.625%	09/25/2019	163,000	175,225	(1)

					8,618,207

Chile - 2.52%
Cencosud SA:
	USD	5.500%	01/20/2021	600,000	603,000	(1)
	USD	4.875%	01/20/2023	419,000	388,622	(1)
CFR International SpA	USD	5.125%	12/06/2022	650,000	594,750	(1)

					1,586,372

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
China - 6.49%
Baidu, Inc.	USD	3.250%	08/06/2018	470,000	$464,861
Bestgain Real Estate Ltd.	USD	2.625%	03/13/2018	400,000	371,272	(2)
China Lesso Group Holdings Ltd.	USD	7.875%	05/13/2016	200,000	208,500	(1)
China Overseas Finance Cayman IV Ltd.	USD	4.875%	02/15/2017	200,000	210,884
China Overseas Finance Cayman V Ltd.	USD	3.950%	11/15/2022	500,000	447,770
Country Garden Holdings Co. Ltd.	USD	7.500%	01/10/2023	444,000	412,920	(1)
Kaisa Group Holdings Ltd.	USD	8.875%	03/19/2018	450,000	442,125	(1)
Longfor Properties Co. Ltd.	USD	6.875%	10/18/2019	673,000	666,270
Tencent Holdings Ltd.	USD	3.375%	03/05/2018	600,000	600,783	(1)
Texhong Textile Group Ltd.	USD	7.625%	01/19/2016	250,000	259,375	(2)

					4,084,760

Colombia - 4.69%
Bancolombia SA	USD	5.125%	09/11/2022	657,000	583,087
Empresa de Energia de Bogota SA	USD	6.125%	11/10/2021	400,000	410,000	(1)
Grupo Aval Ltd.:
	USD	5.250%	02/01/2017	200,000	207,875	(1)
	USD	4.750%	09/26/2022	366,000	323,681	(1)
Gruposura Finance	USD	5.700%	05/18/2021	397,000	400,722	(1)
Pacific Rubiales Energy Corp.	USD	5.125%	03/28/2023	700,000	623,963	(1)
Transportadora de Gas Internacional SA ESP	USD	5.700%	03/20/2022	400,000	404,000	(1)

					2,953,328

Hong Kong - 4.08%
Hutchison Whampoa International 09 Ltd.	USD	7.625%	04/09/2019	102,000	123,860	(1)
Hutchison Whampoa International 10 Ltd.	USD	6.000%	10/28/2049	400,000	421,150	(2)(4)
Hutchison Whampoa International 11 Ltd.	USD	4.625%	01/13/2022	200,000	203,996	(1)
Hutchison Whampoa International 12 II Ltd.	USD	2.000%	11/08/2017	750,000	731,760	(1)
PCCW-HKT Capital No. 4 Ltd.	USD	4.250%	02/24/2016	600,000	633,534
Sun Hung Kai Properties Capital Market Ltd.	USD	4.500%	02/14/2022	456,000	454,217

					2,568,517

India - 4.63%
Bharti Airtel International Netherlands BV	USD	5.125%	03/11/2023	756,000	642,127	(1)
HDFC Bank Ltd.	USD	3.000%	03/06/2018	400,000	368,202
ICICI Bank Ltd.	USD	5.750%	11/16/2020	284,000	274,952	(2)
NTPC Ltd.	USD	5.625%	07/14/2021	400,000	381,508
Reliance Holdings USA, Inc.	USD	5.400%	02/14/2022	500,000	487,403	(1)
Vedanta Resources PLC:
	USD	6.000%	01/31/2019	410,000	373,869	(1)
	USD	8.250%	06/07/2021	242,000	229,295	(1)
	USD	7.125%	05/31/2023	180,000	156,150	(1)

					2,913,506

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

Indonesia - 4.56%
Berau Capital Resources Pte Ltd.	USD	12.500%	07/08/2015	200,000	$210,375	(2)
Indo Energy Finance II BV	USD	6.375%	01/24/2023	637,000	503,230	(1)
Indosat Palapa Co. BV	USD	7.375%	07/29/2020	400,000	423,000	(2)
Listrindo Capital BV	USD	6.950%	02/21/2019	200,000	202,500	(1)
PT Adaro Indonesia	USD	7.625%	10/22/2019	1,206,000	1,263,285	(2)
TBG Global Pte Ltd.	USD	4.625%	04/03/2018	285,000	264,337	(1)

					2,866,727

Jamaica - 1.89%
Digicel Group Ltd.:
	USD	10.500%	04/15/2018	900,000	974,250	(2)
	USD	8.250%	09/30/2020	200,000	213,375	(1)

					1,187,625

Kazakhstan - 1.15%
Zhaikmunai LP	USD	7.125%	11/13/2019	700,000	723,625	(1)

Macau - 0.92%
MCE Finance Ltd.	USD	5.000%	02/15/2021	623,000	579,390	(1)

Malaysia - 1.23%
Malayan Banking Bhd	USD	3.250%	09/20/2022	800,000	770,752	(4)

Mexico - 5.55%
America Movil SAB de CV	USD	3.125%	07/16/2022	349,000	315,958
BBVA Bancomer SA	USD	6.750%	09/30/2022	450,000	457,875	(1)
Cemex Finance LLC	USD	9.375%	10/12/2022	288,000	306,000	(1)
Cemex SAB de CV	USD	9.500%	06/15/2018	1,000,000	1,088,775	(1)
Grupo Bimbo SAB de CV	USD	4.875%	06/30/2020	202,000	212,197	(1)
Metalsa SAB de CV	USD	4.900%	04/24/2023	200,000	183,875	(1)
Mexichem SAB de CV	USD	4.875%	09/19/2022	400,000	381,500	(1)
Mexico Generadora De Energia	USD	5.500%	12/06/2032	240,000	220,800	(1)
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	300,000	327,038

					3,494,018

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Peru - 5.50%
Ajecorp BV	USD	6.500%	05/14/2022	200,000	$195,375	(1)
Alicorp SAA	USD	3.875%	03/20/2023	759,000	677,408	(1)
Banco de Credito del Peru	USD	5.375%	09/16/2020	577,000	585,655	(2)
BBVA Banco Continental SA	USD	5.000%	08/26/2022	335,000	317,831	(1)
Cementos Pacasmayo SAA	USD	4.500%	02/08/2023	250,000	219,375	(1)
Cia Minera Milpo SAA	USD	4.625%	03/28/2023	482,000	426,570	(1)
Consorcio Transmantaro SA	USD	4.375%	05/07/2023	494,000	442,130	(1)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	350,000	374,386	(1)
Southern Copper Corp.	USD	5.250%	11/08/2042	90,000	70,684
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	163,000	152,405	(1)

					3,461,819

Qatar - 2.56%
Qtel International Finance Ltd.	USD	4.750%	02/16/2021	494,000	513,019	(2)
Ras Laffan Liquefied Natural Gas Co. Ltd. II	USD	5.298%	09/30/2020	528,010	564,971	(2)
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
	USD	5.832%	09/30/2016	145,425	155,968	(2)
	USD	6.750%	09/30/2019	325,000	379,438	(2)

					1,613,396

Russia - 10.89%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	435,000	458,381	(1)
EDC Finance Ltd.	USD	4.875%	04/17/2020	402,000	369,840	(1)
EuroChem Mineral & Chemical Co. OJSCvia EuroChem GI Ltd.	USD	5.125%	12/12/2017	650,000	636,188	(1)
Far East Capital Ltd. SA	USD	8.000%	05/02/2018	400,000	357,000	(1)
Gazprom OAO Via Gaz Capital SA	USD	3.850%	02/06/2020	880,000	825,000	(1)
Metalloinvest Finance Ltd.	USD	6.500%	07/21/2016	200,000	209,500	(1)
MTS International Funding Ltd.	USD	5.000%	05/30/2023	575,000	514,625	(1)
Rosneft Oil Co. via Rosneft International
Finance Ltd.	USD	3.149%	03/06/2017	442,000	437,580	(2)
Sberbank of Russia Via SB Capital SA:
	USD	6.125%	02/07/2022	350,000	358,313	(1)
	USD	5.125%	10/29/2022	300,000	277,125	(1)
Severstal OAO Via Steel Capital SA	USD	5.900%	10/17/2022	316,000	289,535	(1)
Vimpel Communications Holdings BV	USD	6.255%	03/01/2017	200,000	208,000	(2)
Vimpel Communications Via VIP Finance
Ireland Ltd. OJSC	USD	7.748%	02/02/2021	400,000	414,500	(2)
VTB Bank OJSC Via VTB Capital SA:
	USD	6.315%	02/22/2018	500,000	523,750	(2)
	USD	6.950%	10/17/2022	509,000	502,001	(2)
Wind Acquisition Finance SA:
	USD	11.750%	07/15/2017	187,000	196,350	(1)
	USD	12.250%	07/15/2017	265,312	272,608	(1)(5)

					6,850,296

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Singapore - 1.80%
DBS Bank Ltd.	USD	3.625%	09/21/2022	200,000	$202,490	(2)(4)
Oversea-Chinese Banking Corp. Ltd.	USD	3.150%	03/11/2023	350,000	345,735	(1)(4)
STATS ChipPAC Ltd.:
	USD	5.375%	03/31/2016	103,000	106,090	(2)
	USD	4.500%	03/20/2018	483,000	475,755	(1)

					1,130,070

South Africa - 1.63%
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	600,000	478,500	(2)
Myriad International Holdings BV	USD	6.000%	07/18/2020	533,000	546,325	(1)

					1,024,825

South Korea - 3.15%
Industrial Bank of Korea	USD	2.375%	07/17/2017	300,000	296,782	(1)
Korea Exchange Bank	USD	3.125%	06/26/2017	200,000	202,374	(1)
Korea Gas Corp.	USD	2.875%	07/29/2018	320,000	317,917	(1)
Korea Hydro & Nuclear Power Co. Ltd.	USD	4.750%	07/13/2021	400,000	415,768	(2)
KT Corp.	USD	3.875%	01/20/2017	400,000	416,454
SK Telecom Co. Ltd.	USD	2.125%	05/01/2018	347,000	335,459	(1)

					1,984,754

Thailand - 1.46%
Bangkok Bank PCL:
	USD	2.750%	03/27/2018	194,000	190,374	(1)
	USD	3.875%	09/27/2022	353,000	331,059	(1)
PTT Global Chemical PCL	USD	4.250%	09/19/2022	200,000	187,675	(1)
PTTEP Canada International Finance Ltd.	USD	5.692%	04/05/2021	200,000	211,793	(2)

					920,901

Turkey - 4.79%
Akbank TAS:
	USD	3.875%	10/24/2017	450,000	421,312	(1)
	USD	5.000%	10/24/2022	396,000	337,590	(2)
KOC Holding AS	USD	3.500%	04/24/2020	793,000	656,208	(1)
Turkiye Garanti Bankasi AS:
	USD	4.000%	09/13/2017	386,000	362,840	(1)
	USD	5.250%	09/13/2022	825,000	702,281	(1)
Turkiye Is Bankasi	USD	3.750%	10/10/2018	600,000	534,000	(2)

					3,014,231

Ukraine - 2.43%
Ferrexpo Finance PLC	USD	7.875%	04/07/2016	600,000	573,000	(1)
Metinvest BV	USD	8.750%	02/14/2018	700,000	664,125	(1)
Mriya Agro Holding PLC	USD	9.450%	04/19/2018	319,000	291,885	(1)

					1,529,010

	Counterparty	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
United Arab Emirates - 4.79%
DP World Sukuk Ltd.		USD	6.250%	07/02/2017	590,000	$634,250	(2)
Dubai Holding Commercial Operations MTN Ltd.		GBP	6.000%	02/01/2017	400,000	613,678
Emaar Sukuk Ltd.		USD	6.400%	07/18/2019	900,000	943,875
MAF Global Securities Ltd.		USD	5.250%	07/05/2019	800,000	820,000

						3,011,803

Venezuela - 2.62%
Petroleos de Venezuela SA:
		USD	5.250%	04/12/2017	275,000	220,076	(2)
		USD	8.500%	11/02/2017	1,587,700	1,430,319	(2)

						1,650,395

TOTAL CORPORATE BONDS						58,681,327

(Cost $61,494,903)

CREDIT LINKED NOTES - 0.51%
Argentina - 0.51%
Cablevision SA	Deutsche Bank AG London	USD	9.375%	02/12/2018	433,000	318,255	(1)

TOTAL CREDIT LINKED NOTES						318,255

(Cost $434,047)

SHORT TERM INVESTMENTS - 3.92%

Money Market Mutual Funds - 3.92%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)		USD	0.06001%	N/A	2,470,144	2,470,144

TOTAL SHORT TERM INVESTMENTS						2,470,144

(Cost $2,470,144)

Total Investments - 97.69%						61,469,726

(Cost $64,399,094)

Other Assets In Excess of Liabilities - 2.31%						1,455,510

Net Assets - 100.00%						$62,925,236

* The principal amount/shares of each security is stated in the currency in which the security is denominated. See below.

GBP	-	Great Britain Pound
USD	-	United States Dollar

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $35,097,568, which represents approximately 55.78% of net assets as of August 31, 2013.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2013, the aggregate market value of those securities was $15,151,782, which represents approximately 24.08% of net assets.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of August 31, 2013.
(4)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of August 31, 2013.
(5)	Pay-in-kind securities.

Common Abbreviations:

AS	-	Anonim Sirket is the Turkish term for Incorporation.
BHD	-	Berhad is the Malaysian term for public limited company.
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
BVI	-	British Virgin Islands.
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
MTN	-	Medium Term Note.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	A rearrangement of the letters for Public Limited Company, used in Thailand.
PLC	-	Public Limited Company.
PT	-	Perseroan terbuka is an Indonesian term for limited liability company.
Pte	-	Private.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB de CV	-	A variable capital company.
SpA	-	Societa per Azioni.
SPV	-	Special Purpose Vehicle.
TAS	-	TüRk Anonim Sirketi is the Turkish term for Joint Stock Company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Depreciation
JPMorgan Chase & Co.	GBP	419,400	Sale	09/20/2013	$649,835	$(12,225)

						$(12,225)

**	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Statements of Investments.

Stone Harbor Investment Funds	Notes to Quarterly Statements of Investments
August 31, 2013 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consists of Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Local Markets Fund, Stone Harbor Emerging Markets Corporate Debt Fund, Stone Harbor Investment Grade Fund, and Stone Harbor Strategic Income Fund (each, a “Fund” and together, the “Funds”) is a Massachusetts business trust (the “Trust”), organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Stone Harbor Emerging Markets Corporate Debt Fund commenced operations on June 1, 2011. The Stone Harbor Investment Grade Fund and the Stone Harbor Strategic Income Fund were added to the Trust on June 3, 2013. Both funds have completed registration with the Securities and Exchange Commission (“SEC”) but have not commenced operations. The Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Local Markets Fund, and Stone Harbor Emerging Markets Corporate Debt Fund are each a non-diversified portfolio with an investment objective to maximize total return. The Stone Harbor Investment Grade Fund and Stone Harbor Strategic Income Fund are each a diversified portfolio with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. As of the date of this report, there were no outstanding shares for the Distributor Class of each Fund. The Declaration of Trust permits the Trustees to create additional funds and share classes.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts of the date of the Statements of Investments. Actual results could differ from those estimates.

Investment Valuation: Debt securities, including bank loans and linked notes, are generally valued at the mean between the bid and asked prices provided by independent pricing services or brokers that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees (the “Board”). Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market mutual funds are valued at their net asset value.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curve, rates, and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of each Fund’s investments and financial instruments based on the three-tier hierarchy as of August 31, 2013:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Debt Fund
Sovereign Debt Obligations	$–	$1,112,437,357	$–	$1,112,437,357
Bank Loans	–	–	1,538,438	1,538,438
Corporate Bonds	–	461,253,671	–	461,253,671
Participation Notes	–	6,676,644	–	6,676,644
Credit Linked Notes
Argentina	–	–	1,805,160	1,805,160
Colombia	–	22,954,711	–	22,954,711
Iraq	–	–	8,426,001	8,426,001
Short Term Investments	66,574,279	–	–	66,574,279
Total	$66,574,279	$1,603,322,383	$11,769,599	$1,681,666,261

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$622,061	$–	$622,061
Liabilities
Forward Foreign Currency Contracts	–	(1,022,592)	–	(1,022,592)
Total	$–	$(400,531)	$–	$(400,531)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor High Yield Bond Fund
Corporate Bonds	$–	$331,794,750	$0	$331,794,750
Convertible Corporate Bonds	–	4,800,715	–	4,800,715
Bank Loans	–	11,551,193	–	11,551,193
Common Stocks
Chemicals	23,851	–	–	23,851
Paper/Forest Products	–	388,800	–	388,800
Publishing/Printing	132,669	–	–	132,669
Transportation Non Air/Rail	–	19	–	19
Preferred Stocks	362,698	–	–	362,698
Warrants	–	–	0	0
Short Term Investments	1,041,549	–	–	1,041,549
Total	$1,560,767	$348,535,477	$0	$350,096,244

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$101,612	$–	$101,612
Liabilities
Forward Foreign Currency Contracts	–	(10,966)	–	(10,966)
Total	$–	$90,646	$–	$90,646

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$–	$1,795,292,669	$–	$1,795,292,669
Corporate Bonds	–	33,664,611	–	33,664,611
Credit Linked Notes	–	123,338,523	–	123,338,523
Short Term Investments
Money Market Fund	210,964,159	–	–	210,964,159
Foreign Treasury Bills	–	15,641,364	–	15,641,364

Total	$210,964,159	$1,967,937,167	$–	$2,178,901,326

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$2,859,335	$–	$2,859,335
Liabilities
Forward Foreign Currency Contracts	–	(1,246,026)	–	(1,246,026)

Total	$–	$1,613,309	$–	$1,613,309

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds	$–	$58,681,327	$–	$58,681,327
Credit Linked Notes	–	–	318,255	318,255
Short Term Investments	2,470,144	–	–	2,470,144

Total	$2,470,144	$58,681,327	$318,255	$61,469,726

Other Financial Instruments**

Liabilities
Forward Foreign Currency Contracts	–	(12,225)	–	(12,225)

Total	$–	$(12,225)	$–	$(12,225)

*	For detailed Industry/Country descriptions, see accompanying Statement of Investments.
**

Other financial instruments are derivative instruments not reflected in the Statement of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

There were no transfers between Levels 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2013	Accrued discount/ premium	Realized Gain/(Loss)	Change in unrealized appreciation/ (depreciation)	Sales Proceeds	Transfer into Level 3	Balance as of August 31, 2013	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at August 31, 2013
Stone Harbor Emerging Markets Debt Fund
Bank Loans	$560,733	$—	$-	$(145,375)	$—	$1,123,080	$1,538,438	$(359,295)
Credit Linked Notes	11,419,038	45,880	72,575	(748,354)	(557,978)	-	10,231,161	(748,355)

TOTAL	$11,979,771	$45,880	$72,575	$(893,729)	$(557,978)	$1,123,080	$11,769,599	$(1,107,650)

Investments in Securities	Balance as of May 31, 2013	Accrued discount/premium	Change in unrealized appreciation/ (depreciation)	Balance as of August 31, 2013	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at August 31, 2013
Stone Harbor Emerging Markets Corporate Debt Fund
Credit Linked Notes	$313,925	(60)	$4,390	$318,255	$4,390

TOTAL	$313,925	$(60)	$4,390	$318,255	$4,390

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Stone Harbor Investment Partners LP (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Board which meets at least quarterly.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time).

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Credit Linked Notes: The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the note.

Loan Participations and Assignments: The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

The Funds assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds: Certain Funds may invest in inflation indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Investments in derivatives are also subject to credit and market risks.

2. DERIVATIVE INSTRUMENTS

Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that may make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Funds’ use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type bellow in the notes that follow.

Forward Foreign Currency Contracts. The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

At August 31, 2013 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were as follows:

Stone Harbor Emerging Markets Debt Fund
Gross appreciation on investments (excess of value over tax cost)	$14,506,096
Gross depreciation on investments (excess of tax cost over value)	(151,603,372)

Net unrealized appreciation	(137,097,276)

Cost of investments for income tax purposes	$1,818,763,537

Stone Harbor High Yield Bond Fund
Gross appreciation on investments (excess of value over tax cost)	$14,698,418
Gross depreciation on investments (excess of tax cost over value)	(5,759,872)

Net unrealized appreciation	8,938,546

Cost of investments for income tax purposes	$341,157,698

Stone Harbor Local Markets Fund
Gross appreciation on investments (excess of value over tax cost)	$0.00
Gross depreciation on investments (excess of tax cost over value)	(280,868,878)

Net unrealized appreciation	(280,868,878)

Cost of investments for income tax purposes	$2,459,770,204

Stone Harbor Emerging Markets Corporate Debt Fund
Gross appreciation on investments (excess of value over tax cost)	$374,370
Gross depreciation on investments (excess of tax cost over value)	(3,332,661)

Net unrealized appreciation	(2,958,291)

Cost of investments for income tax purposes	$64,428,017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 30, 2013

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	October 30, 2013